Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2015	2016
	HK$	HK$

Property, plant and equipment:
Buildings	136,099	136,099
Furniture, fixtures and equipment	694	694
Computer equipment	-	38
Motor vehicles	3,508	1,814
Land use right	19,902	18,976
	160,203	157,621
Accumulated depreciation and amortization	(14,590)	(18,312)
Construction in progress	102	14,473
Property, plant and equipment, net	145,715	153,782

The Group’s interests in land use right represent prepaid operating lease payment of land located in Kai Ping. The land use right in the PRC is leased held for medium term.

As of December 31, 2015 and 2016, construction in progress mainly represents the production facilities and foundation work in construction in the factories located in China.

Depreciation and amortization of property, plant and equipment were HK$5,745, HK$6,839 and HK$7,245 during the years ended December 31, 2014, 2015 and 2016, respectively.